1290 Essex Small Cap Growth Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
1290 Essex Small Cap Growth Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	29.82%	21.61%	8.14%